Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Branded postpaid revenues	$ 18,138	$ 16,383	$ 14,392
Branded prepaid revenues	8,553	7,553	6,986
Wholesale revenues	903	692	731
Roaming and other service revenues	250	193	266
Total service revenues	27,844	24,821	22,375
Equipment revenues	8,727	6,718	6,789
Other revenues	919	928	756
Total revenues	37,490	32,467	29,920
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	5,731	5,554	5,788
Cost of equipment sales	10,819	9,344	9,621
Selling, general and administrative	11,378	10,189	8,863
Depreciation and amortization	6,243	4,688	4,412
Cost of MetroPCS business combination	104	376	299
Gains on disposal of spectrum licenses	(835)	(163)	(840)
Other, net	0	0	5
Total operating expenses	33,440	29,988	28,148
Operating income	4,050	2,479	1,772
Other income (expense)
Interest expense	(1,418)	(1,085)	(1,073)
Interest expense to affiliates	(312)	(411)	(278)
Interest income	13	6	3
Other expense, net	(6)	(11)	(11)
Total other expense, net	(1,723)	(1,501)	(1,359)
Income before income taxes	2,327	978	413
Income tax expense	(867)	(245)	(166)
Dividends on preferred stock	(55)	(55)	0
Net income attributable to common stockholders	1,405	678	247
Net income	1,460	733	247
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on available-for-sale securities, net of tax effect of $1, $(1) and $(1)	2	(2)	(2)
Other comprehensive income (loss)	2	(2)	(2)
Total comprehensive income	$ 1,462	$ 731	$ 245
Earnings per share
Basic (in USD per share)	$ 1.71	$ 0.83	$ 0.31
Diluted (in USD per share)	$ 1.69	$ 0.82	$ 0.30
Weighted average shares outstanding
Basic (in shares)	822,470,275	812,994,028	805,284,712
Diluted (in shares)	833,054,545	822,617,938	815,922,258